UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.

1.       Name and address of issuer

                  BANKERS NATIONAL LIFE VARIABLE ACCOUNT B
                  11825 N. Pennsylvania Street
                  Carmel, IN  46032

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


3.       Investment Company Act File Number:
                  811-2969
         Securities Act File Number
                  2-66012


4(a).    Last day of fiscal year for which this Form is filed:

              December 31, 2000


4(b). Check box is this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]


         Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    Check box if this is the last time the issuer will be filing this Form.
         [ ]


5.       Calculation of registration fee:


         (i) Aggregate sale price of
         securities sold during the fiscal
         year pursuant to section 24(f):                        3,950

         (ii) Aggregate price of securities
         redeemed or repurchased during the
         fiscal year:                                       2,993,901

         (iii) Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce during any
         prior fiscal year ending no earlier
         than October registration fees
         payable to the Commission:                                 0

         (iv) Total available redemption
         credits [add Items 5(ii) and 5(iii):
                                                            2,993,901

         (v) Net sales - if Item 5(i) is
         greater than Item 5(iv) [subtract
         Item 5(iv) from Item 5I)]


         (vi) Redemption credits available
         for use in future years - if Item
         5(i) is less than Item 5(iv)
         [subtract item 5(iv) from Item 5(i):              (2,989,951)


         (vii) Multiplier for determining
         registration fee (See Instruction C.9):             .0002500



         (viii) Registration fee due
         [multiply Item 5(v) by Item 5(vii)]
         (enter "0" if no fee is due):                              0


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                  N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                  0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              No Fee Due
              Method of delivery:           N/A

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*

                                   /s/ THOMAS J. KILIAN
                                   ------------------------------------
                                   Thomas J. Kilian
                                   President
                                   Bankers National Life Insurance Company
                                   Depositor

Date   March   , 2001

*Please print the name and title of the signing officer below the signature.